Marketable Securities And Other Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Schedule of Investments [Line Items]
Carrying amounts of long-term investment equity securities	¥ 67,088	¥ 88,467
Fair value of investment securities, carrying amount	¥ 64,960	¥ 86,242